OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Accounts Receivables [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 7: -	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2025	2024

Government authorities	$202	$342
Grant receivables	153	-
Prepaid expenses	504	308
Suppliers’ advances	-	1,360
Other	706	54

	$1,565	$2,064